Trade and other payables	12 Months Ended
Aug. 31, 2025
Trade and other payables.
Trade and other payables

15. Trade and other payables

	2025	2024
	$	$
Trade payables	8,050,660	2,878,378
Related party interest payable (note 21)	6,058	—
Salaries, vacation and other employee benefits payables	551,072	455,480
	8,607,790	3,333,858